The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—2.8%
Information Technology—2.8%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(1)	$ 732CAD	$ 495
Infinera Corp. 3.750%, 8/1/28	152	194
		689

Total Convertible Bonds and Notes (Identified Cost $695)		689

Corporate Bonds and Notes—9.9%
Consumer Discretionary—1.5%
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	163	163
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	200	198
		361

Consumer Staples—0.1%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	36	32
Energy—2.8%
California Resources Corp. 144A 7.125%, 2/1/26(1)	52	52
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	633	635
		687

Financials—4.0%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(1)	255	255
144A 7.500%, 2/15/32(1)	41	44
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	85	86
Frontier Communications Holdings LLC
5.875%, 11/1/29	133	133
144A 6.000%, 1/15/30(1)	168	168
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	13	12
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(1)	204	208
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	51	52
		958

Industrials—1.3%
Beacon Roofing Supply, Inc.
144A 4.125%, 5/15/29(1)	41	41
144A 6.500%, 8/1/30(1)	41	43
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.824%, 4/29/25(1)(2)	150	154
H&E Equipment Services, Inc. 144A 3.875%, 12/15/28(1)	86	86
		324

	Par Value	Value

Materials—0.2%
Big River Steel LLC 144A 6.625%, 1/31/29(1)	$ 44	$ 44
Total Corporate Bonds and Notes (Identified Cost $2,397)		2,406

Leveraged Loans—2.9%
Aerospace—1.6%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.791%, 1/15/27(2)	396	396
Health Care—1.0%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.672%, 5/10/27(2)	247	245
Media / Telecom - Telecommunications—0.3%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 11.299%, 5/13/27(2)	68	67
Total Leveraged Loans (Identified Cost $712)		708

	Shares
Common Stocks—41.9%
Communication Services—11.6%
Comcast Corp. Class A	4,200	155
Endeavor Group Holdings, Inc. Class A (3)(4)	56,060	1,697
Frontier Communications Parent, Inc.(5)	13,796	495
Gamehaus Holdings, Inc.(5)	292	1
GCI Liberty, Inc. Escrow Share(3)(5)	1,015	—(6)
Interpublic Group of Cos., Inc. (The)	11,420	310
Liberty Broadband Corp. Class A(5)	2,051	174
		2,832

Consumer Discretionary—1.2%
Everi Holdings, Inc.(5)	21,185	290
Consumer Staples—0.2%
Kellanova	745	61
Energy—4.8%
ChampionX Corp.(7)	39,614	1,180
Financials—7.8%
Acropolis Infrastructure(3)(5)	3,967	—
Brookline Bancorp, Inc.	1,458	16
CI Financial Corp.	17,242	373
Discover Financial Services(7)	6,102	1,042
First Bancshares, Inc. (The)	3,535	120
Moneylion, Inc.(5)	2,322	201
ProAssurance Corp.(5)	2,118	49
Sandy Spring Bancorp, Inc.	3,661	102
Zalatoris Acquisition Corp.(3)(5)	3,001	—
		1,903

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Health Care—2.9%
ABIOMED, Inc.(3)(5)	814	$ 1
Amedisys, Inc.(5)	1,334	124
Inhibrx, Inc.(5)	2,449	3
Intra-Cellular Therapies, Inc.(5)	4,302	567
Patterson Cos., Inc.	163	5
		700

Industrials—5.0%
AZEK Co., Inc. (The) Class A(5)	7,197	352
Beacon Roofing Supply, Inc.(5)	4,490	555
H&E Equipment Services, Inc.	3,192	303
		1,210

Information Technology—1.5%
Enfusion, Inc. Class A(5)	3,566	40
Juniper Networks, Inc.	8,442	306
Nokia Oyj Sponsored ADR	1,755	9
		355

Materials—6.9%
Berry Global Group, Inc.(7)	9,910	692
Pactiv Evergreen, Inc.	18,734	338
United States Steel Corp.(7)	15,341	648
		1,678

Total Common Stocks (Identified Cost $10,149)		10,209

Rights—0.1%
Financials—0.0%
Pershing Tontine Spar, 09/29/33(3)(5)	1,848	1
Health Care—0.1%
Akouos, Inc., 12/31/49(3)(5)	4,144	3
Bristol-Myers Squibb Co., 12/31/35(3)(5)	6,945	7
		10

Total Rights (Identified Cost $—)		11

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(5)	1,643	—(6)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(5)	870	—(6)
ECARX Holdings, Inc., 12/21/27(5)	1,150	—(6)
Grove Collaborative Holdings, 06/16/27(5)	1,063	—(6)
Zapp Electric Vehicles Group Ltd., 03/03/28(5)	2,322	—(6)
		—(6)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(5)	900	—
Agriculture & Natural Solutions Acquisition Corp., 12/31/28(5)	9,342	3
	Shares	Value

Financials—continued
Alchemy Investments Acquisition Corp. 1, 06/26/28(5)	2,148	$ —(6)
Aldel Financial II, Inc., 10/10/29(5)	4,530	1
AltEnergy Acquisition Corp., 11/10/28(5)	800	—(6)
Andretti Acquisition Corp. II, 10/24/29(5)	2,573	1
Bukit Jalil Global Acquisition 1 Ltd., 08/21/28(5)	740	—(6)
Cartesian Growth Corp. II, 07/12/28(5)	873	—(6)
Centurion Acquisition Corp., 08/01/29(5)	626	—(6)
Corner Growth Acquisition Corp., 12/31/27(3)(5)	895	—
EQV Ventures Acquisition Corp., 07/01/31(5)	1,006	—(6)
EVe Mobility Acquisition Corp., 12/31/28(3)(5)	934	—
Fact II Acquisition Corp., 12/20/29(5)	2,755	1
Goal Acquisitions Corp., 02/11/26(5)	8,032	—(6)
Graf Global Corp., 08/07/29(5)	1,202	—(6)
Iron Horse Acquisitions Corp., 02/16/29(5)	2,326	—(6)
Israel Acquisitions Corp., 02/28/28(5)	773	—(6)
Keen Vision Acquisition Corp., 09/15/28(5)	6,597	—(6)
Launch Two Acquisition Corp., 11/26/29(5)	1,573	—(6)
Newbury Street Acquisition Corp., 12/31/27(5)	419	—
Newbury Street II Acquisition Corp., 12/29/29(5)	2,521	1
Pyrophyte Acquisition Corp., 05/03/28(5)	1,066	—(6)
RMG Acquisition Corp. III, 12/31/27(5)	1,196	—(6)
Silverbox Corp. IV, 09/24/29(5)	1,593	1
SIM Acquisition Corp. I, 08/28/29(5)	1,902	—(6)
Slam Corp. Class A, 12/31/27(5)	709	—(6)
Spring Valley Acquisition Corp. II, 02/25/26(5)	1,933	—(6)
Target Global Acquisition I Corp., 12/31/27(5)	1,600	—(6)
Voyager Acquisition Corp., 05/16/31(5)	2,430	1
Whole Earth Brands, Inc., 06/25/25(3)(5)	1,756	—
XBP Europe Holdings, Inc., 12/31/27(5)	757	—(6)
Zeo Energy Corp., 10/20/26(5)	936	—(6)
		9

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(5)	859	—(6)
Psyence Biomedical Ltd., 01/25/29(5)	1,097	—(6)
Tevogen Bio Holdings, Inc., 11/04/26(5)	1,068	—(6)
		—(6)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(5)	750	—(6)
Freightos Ltd., 01/23/28(5)	739	—(6)
Getaround, Inc., 03/09/26(5)	179	—(6)
Volato Group, Inc., 12/03/28(5)	2,120	—(6)
Willow Lane Acquisition Corp., 12/28/29(5)	1,689	1
		1

Information Technology—0.0%
iLearningEngines Holdings, Inc., 03/02/26(5)	5,381	—(6)
LeddarTech Holdings, Inc., 09/21/28(5)	2,213	—(6)
Movella Holdings, Inc., 12/31/27(5)	1,062	—
		—(6)

Total Warrants (Identified Cost $30)		10

	Shares/Units
Special Purpose Acquisition Companies—19.3%
A SPAC III Acquisition Corp. Class A(5)	2,621	26
AA Mission Acquisition Corp. Class A(5)	28,972	302

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares/Units	Value
Agriculture & Natural Solutions Acquisition Corp.(5)	31,287	$ 334
Ai Transportation Acquisition Corp.(5)	3,701	41
Aifeex Nexus Acquisition Corp.(5)	5,037	51
Aimei Health Technology Co., Ltd.(5)	3,362	1
Andretti Acquisition Corp. II Class A(5)	14,176	144
Archimedes Tech SPAC Partners II Co.(5)	2,594	26
Bayview Acquisition Corp.(5)	2,923	1
Black Hawk Acquisition Corp.(5)	121	—(6)
Black Hawk Acquisition Corp. Class A(5)	609	6
Black Spade Acquisition II Co.(5)	2,511	26
Bleichroeder Acquisition Corp. I(5)	15,536	156
Bukit Jalil Global Acquisition 1 Ltd.(5)	1,480	—(6)
Bukit Jalil Global Acquisition 1 Ltd.(5)	2,764	31
Cantor Equity Partners I, Inc. Class A(5)	1,738	18
Cayson Acquisition Corp.(5)	1,811	18
Cayson Acquisition Corp.(5)	1,811	—(6)
Centurion Acquisition Corp.(5)	5,541	57
Churchill Capital Corp. IX(5)	2,734	29
ClimateRock Class A(5)	1,747	21
DT Cloud Acquisition Corp.(5)	4,567	1
DT Cloud Star Acquisition Corp.(5)	1,656	17
EQV Ventures Acquisition Corp. Class A(5)	3,020	31
ESH Acquisition Corp.(5)	3,862	—(6)
Fact II Acquisition Corp.(5)	11,399	114
Gesher Acquisition Corp. II(5)	2,082	21
GigCapital7 Corp. Class A(5)	12,159	123
Global Lights Acquisition Corp.(5)	1,871	—(6)
GP-Act III Acquisition Corp. Class A(5)	11,886	123
Graf Global Corp. Class A(5)	2,405	25
GSR III Acquisition Corp.(5)	98,025	984
GSR III Acquisition Corp.(5)	462	1
Haymaker Acquisition Corp. 4(5)	13,083	144
HCM II Acquisition Corp. Class A(5)	8,775	93
Horizon Space Acquisition I Corp.(5)	8,221	98
IB Acquisition Corp.(5)	4,303	44
IB Acquisition Corp.(5)	4,303	—(6)
Iron Horse Acquisitions Corp.(5)	2,326	24
Iron Horse Acquisitions Corp.(5)	2,326	1
Jackson Acquisition Co. II(5)	10,834	112
K&F Growth Acquisition Corp. II(5)	2,148	22
Launch Two Acquisition Corp. Class A(5)	6,286	64
Legato Merger Corp. III(5)	4,424	46
Live Oak Acquisition Corp. V(5)	1,881	19
Mountain Lake Acquisition Corp.(5)	9,926	103
Nabors Energy Transition Corp. II Class A(5)	9,086	100
Newbury Street II Acquisition Corp. Class A(5)	6,678	67
NewHold Investment Corp. III(5)	1,793	18
Pyrophyte Acquisition Corp. Class A(5)	4,981	59
Quetta Acquisition Corp.(5)	412	1
RF Acquisition Corp. II(5)	3,299	34
Rising Dragon Acquisition Corp.(5)	4,842	49
Roman DBDR Acquisition Corp. II(5)	3,411	36
Silverbox Corp. IV Class A(5)	4,779	49
SIM Acquisition Corp. I Class A(5)	12,100	124
SK Growth Opportunities Corp. Class A(5)	4,238	50
Spark I Acquisition Corp.(5)	4,780	52
Spring Valley Acquisition Corp. II(5)	3,867	—(6)
Stellar V Capital Corp.(5)	1,727	17
Tavia Acquisition Corp.(5)	3,747	38
Tavia Acquisition Corp.(5)	5,000	51
TLGY Acquisition Corp. Class A(5)	6,260	75
UY Scuti Acquisition Corp.(5)	865	9
Vine Hill Capital Investment Corp. Class A(5)	13,303	135
Voyager Acquisition Corp.(5)	15,231	155
	Shares/Units	Value
Willow Lane Acquisition Corp. Class A(5)	3,379	$ 34
YHN Acquisition I Ltd.(5)	4,979	51
Total Special Purpose Acquisition Companies (Identified Cost $4,563)		4,702

	Shares
Purchased Options—0.1%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $41)		22

Escrow Notes—2.2%
Financials—2.2%
Altaba, Inc. Escrow(5)	348,047	531
Pershing Square Escrow(3)(5)	7,392	—
		531

Total Escrow Notes (Identified Cost $208)		531

Total Long-Term Investments—79.2% (Identified Cost $18,795)		19,288

Short-Term Investments—10.6%
Money Market Mutual Funds—10.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 4.182%)(8)	2,450,000	2,450
Goldman Sachs Financial Square Government Fund - Standard Shares (seven-day effective yield 4.253%)(8)	125,170	125
Total Short-Term Investments (Identified Cost $2,575)		2,575

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—89.8% (Identified Cost $21,370)		21,863

Securities Sold Short—(0.3)%

Common Stocks—(0.3)%
Communication Services—(0.1)%
Omnicom Group, Inc.	(318)	(26)
Financials—(0.2)%
Berkshire Hills Bancorp, Inc.	(612)	(16)
Capital One Financial Corp.	(152)	(27)
		(43)

Information Technology—(0.0)%
Gen Digital, Inc.	(58)	(2)

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Materials—(0.0)%
James Hardie Industries plc Sponsored ADR(5)	(280)	$ (7)
Total Securities Sold Short (Identified Proceeds $(78))		(78)

Written Options—(0.3)%
(See open written options schedule)
Total Written Options (Premiums Received $86)		(74)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—89.2% (Identified Cost $21,206)		$21,711
Other assets and liabilities, net—10.8%		2,628
NET ASSETS—100.0%		$24,339

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $2,768 or 11.4% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Delisted security. As of March 31, 2025, the common stock is classified as a Level 3 investment due to the absence of observable market inputs and had a cost of $1,533 and its market value represents 7.0% of total net assets. The security was delisted on March 24, 2025 and is currently subject to appraisal rights proceedings in connection with an acquisition. Due to the uncertainty of fair valuation in the absence of an active market and the pending legal proceedings, the fair value of the security may differ materially from the presented estimated fair value.
(5)	Non-income producing.
(6)	Amount is less than $500 (not in thousands).
(7)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $2,754.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	72%
Cayman Islands	21
Canada	5
United Kingdom	1
Luxembourg	1
Total	100%
†% of total investments, net of securities sold short and written options, as of March 31, 2025.

Open purchased options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option(2)
Amcor plc	61	$73	$12.00	04/17/25	$—(3)
Put Options(2)
Clearwater Analytics Holdings, Inc.	6	15	25.00	04/17/25	—(3)
Comcast Corp.	42	126	30.00	04/17/25	1
SPDR S&P 500® ETF Trust	32	1,760	550.00	04/17/25	21
					22
Total Purchased Options					$22
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Open purchased options contracts as of March 31, 2025 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Open written options contracts as of March 31, 2025 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Clearwater Analytics Holdings, Inc.	(6)	$(18)	$30.00	04/17/25	$(—) (3)
Comcast Corp.	(42)	(147)	35.00	04/17/25	(8)
SPDR S&P 500® ETF Trust	(16)	(928)	580.00	04/17/25	(3)
United States Steel Corp.	(9)	(36)	40.00	04/17/25	(4)
United States Steel Corp.	(18)	(68)	38.00	04/17/25	(10)
United States Steel Corp.	(15)	(59)	39.00	04/17/25	(7)
United States Steel Corp.	(16)	(64)	40.00	05/16/25	(10)
United States Steel Corp.	(37)	(137)	37.00	05/16/25	(29)
					(71)
Put Option(2)
SPDR S&P 500® ETF Trust	(20)	(1,040)	520.00	04/17/25	(3)
Total Written Options					$(74)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.
(3) Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GBP	544	USD	679	GS	04/24/25	$24	$—
GBP	38	USD	47	JPM	04/24/25	2	—
GBP	4	USD	5	GS	06/26/25	—(1)	—
JPY	84,650	USD	565	GS	04/24/25	1	—
USD	397	GBP	308	GS	04/17/25	—(1)	—
USD	101	GBP	78	JPM	04/17/25	—(1)	—
USD	139	EUR	131	GS	04/24/25	—	(4)
USD	690	GBP	544	GS	04/24/25	—	(13)
USD	48	GBP	38	JPM	04/24/25	—	(1)
USD	559	JPY	84,650	GS	04/24/25	—	(6)
USD	391	CAD	552	JPM	05/30/25	7	—
USD	515	CAD	732	JPM	06/18/25	4	—
USD	23	GBP	18	GS	06/26/25	—	— (1)
USD	50	GBP	39	GS	07/15/25	—	— (1)
USD	33	JPY	5,054	GS	07/16/25	—	(1)
Total						$38	$(25)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).

See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
BBGI Global Infrastructure S.A.	Pay	5.180% (0.850% + OBFR)	1 Month	GS	04/09/26	$49	$— (3)	$— (3)	$—
Bristol-Myers Squibb Co.(4),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/03/26	—(3)	5	5	—
Brookfield Property Preferred LP	Pay	5.080% (0.750% + OBFR)	1 Month	BAML	03/06/26	11	(1)	—	(1)
Covestro AG	Pay	4.940% (0.610% + OBFR)	1 Month	GS	12/31/25	129	7	7	—
Fujitsu General Ltd.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/19/26	32	2	2	—
Hargreaves Lansdown plc	Pay	5.330% (1.000% + OBFR)	1 Month	GS	10/15/25	399	(2)	—	(2)
Hargreaves Lansdown plc	Pay	5.080% (0.750% + OBFR)	3 Month	JPM	12/29/25	98	2	2	—
Hess Corp.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/09/26	3,068	532	532	—
Kellanova	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/09/26	1,513	21	21	—
Spirent Communications plc	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/24/25	16	1	1	—
							567	570	(3)
Short Total Return Swap Contracts
Amcor plc	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/23/25	(716)	54	54	—
Amcor plc	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/17/26	(35)	— (3)	—	— (3)
Atlantic Union Bankshares Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/25/25	(121)	18	18	—
Capital One Financial Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(1,135)	58	58	—
Capital One Financial Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/27/26	(56)	(1)	—	(1)
Charter Communications, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/03/26	(176)	(1)	—	(1)
Chevron Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	12/02/25	(68)	(9)	—	(9)
Chevron Corp.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	11/28/25	(3,421)	(368)	—	(368)
Gen Digital, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	04/21/26	(6)	— (3)	— (3)	—
Herc Holdings, Inc.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	03/24/26	(58)	8	8	—
Herc Holdings, Inc.	Receive	4.080% ((0.250)% + OBFR)	3 Month	JPM	04/07/26	(4)	— (3)	—	— (3)
James Hardie Industries plc	Receive	3.680% ((0.650)% + OBFR)	3 Month	JPM	05/01/26	(170)	(1)	—	(1)
Nokia Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/19/25	(54)	(5)	—	(5)
Omnicom Group	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	02/03/26	(307)	6	6	—
Renasant Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	09/08/25	(120)	2	2	—
Schlumberger Ltd.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	06/04/25	(1,309)	84	84	—
							(155)	230	(385)
Total							$412	$800	$(388)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$689	$—	$689	$—
Corporate Bonds and Notes	2,406	—	2,406	—
Leveraged Loans	708	—	708	—
Equity Securities:
Common Stocks	10,209	8,508	3	1,698(1)
Rights	11	—	—	11
Warrants	10	10	—	—(1)
Special Purpose Acquisition Companies	4,702	4,621	81	—
Escrow Notes	531	—	531	—(1)
Money Market Mutual Funds	2,575	2,575	—	—
Other Financial Instruments:
Purchased Options	22	21	1	—
Forward Foreign Currency Exchange Contracts*	38	—	38	—
Over-the-Counter Total Return Swaps*	800	—	795	5
Total Assets	22,701	15,735	5,252	1,714
Liabilities:
Securities Sold Short:
Common Stocks	(78)	(78)	—	—
Other Financial Instruments:
Written Options	(74)	(64)	(10)	—
Forward Foreign Currency Exchange Contracts*	(25)	—	(25)	—
Over-the-Counter Total Return Swaps*	(388)	—	(388)	—
Total Liabilities	(565)	(142)	(423)	—
Total Investments, Net of Securities Sold Short and Written Options	$22,136	$15,593	$4,829	$1,714

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $1,697 was transferred from Level 1 to Level 3 due to a market delisting at period end.
Securities held by the Fund with an end of period value of $—(a) were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
(a) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

The Merger Fund® VL
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common stock	Rights	Warrants	Escrow Notes	Over-the-Counter Total Return Swaps
Investments in Securities
Balance as of December 31, 2024:	$ 18	$ 2(a)	$ 11	$ —	$ —(a)	$ 5
Net change in unrealized appreciation (depreciation)(b)	(57)	(57)	—	—(d)	—	—
Purchases	—(d)	—(d)	—	—	—	—
Transfers into Level 3(c)	1,753	1,753	—	—(d)	—	—
Balance as of March 31, 2025	$ 1,714	$ 1,698(a)	$ 11	$ —(a)	$ —(a)	$ 5
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at March 31, 2025, was $(57).
(c) Transfers into and/or from represent the ending value as of March 31, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(d) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

THE MERGER FUND® VL
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.